Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Details
Unrealized Investment Gain (Loss), Balance	$ 423		$ 2,687		$ 2,687		$ 1,470		$ 836
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	423	[1]	2,687	[2]	2,687	[2]	1,470		836
Unrealized Gain (Loss) on Investments	(129)	[3]	534	[3]	(2,264)	[4]	1,217	[5]	634	[3]
Change in unrealized holding gains	(129)	[3]	534	[3]	(2,264)	[4]	1,217	[5]	634	[3]
Unrealized Investment Gain (Loss), Balance	294		3,221		423		2,687		1,470
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ 294	[6]	$ 3,221		$ 423	[1]	$ 2,687	[2]	$ 1,470

[1]	Net of tax expense $248
[2]	Net of tax expense $1,467
[3]	Change in unrealized holding gains, net of tax - $342
[4]	Change in unrealized holding gains, net of tax - ($1,219)
[5]	Change in unrealized holding gains, net of tax - $653
[6]	Net of tax expense $158